Related party transactions - Impact on the results of operations of transactions between the Corporation and EVERTEC (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Related Party Transaction
Related Party Transaction, Amounts of Transaction	$ (8,360)	$ (1,491)
EVERTEC Inc.
Related Party Transaction
Related Party Transaction, Amounts of Transaction	(192,671)	(182,338)	$ (132,139)
EVERTEC Inc. | Interest Expense
Related Party Transaction
Interest Expense Related Party	(315)	(106)	(79)
EVERTEC Inc. | Other service fees
Related Party Transaction
Related Party Transaction Revenues From Transactions With Related Party	22,406	29,224	33,658
EVERTEC Inc. | Net occupancy
Related Party Transaction
Related Party Transaction Revenues From Transactions With Related Party	7,305	7,418	7,271
EVERTEC Inc. | Professional fees
Related Party Transaction
Expenses from Transactions with related party	(223,069)	(219,992)	(174,048)
EVERTEC Inc. | Other operating expenses
Related Party Transaction
Related Party Transaction Revenues From Transactions With Related Party	$ 1,002	$ 1,118	$ 1,059